Investments	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments

5. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Short-term investments
Equity securities - trading securities	166,465	—	—
Long-term investments
Equity securities without readily determinable fair values	202,819,390	200,000,000	28,997,274
Total investments	202,985,855	200,000,000	28,997,274

Debt securities consist of investments in trust products that have stated maturity and normally pay a prospective fixed rate of return, and are carried at amortized cost. The Group recorded investment income on these investments of nil, RMB131,137 and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2021 and 2022, investments in equity securities without readily determinable fair value were RMB202,819,390 and RMB200,000,000. There have been no adjustments for price changes to the equity investments without readily determinable fair values for the year ended December 31, 2022. The Group recorded impairment loss of RMB10.0 million, RMB10.0 million and RMB2.8 million for the years ended December 31, 2020, 2021 and 2022, respectively.